Market Risk - Additional Information (Details)	Dec. 31, 2024
Disclosure Of Market Risk Exposure [Abstract]
VaR, losses greater than VaR estimate, percentage of trading days	1.00%
VaR, losses greater than VaR estimate, other than confidence interval, percentage of trading days	99.00%